Convertible Notes	6 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
CONVERTIBLE NOTES

NOTE 11 – CONVERTIBLE NOTES

PIPE Transaction

On April 16, 2019, the company entered into certain securities purchase agreement with certain unaffiliated institutional investors relating to a private placement of (1) Senior Convertible Notes in the aggregate principal amount of $15 million, consisting of (i) a Series A Note in the principal amount of $10 million, and (ii) a Series B Note in the principal amount of $5 million and (2) warrants to purchase such amount of shares of the company’s ordinary shares equal to 50% of the shares issuable upon conversion of the Notes, exercisable for a period of five years at an exercise price of $8.38, for consideration consisting of (i) a cash payment of $10,000,000, and (ii) a secured promissory note payable by the Investors to the Company in the principal amount of $5 million.

Material Terms of the Convertible Notes:

●	The aggregate principal amount of the Series A Notes is $10,000,000 and the Series B Notes is $5,000,000. All of the aggregate principal amount of the Series B Notes will constitute Restricted Principal. If an Investor prepays any amount under such Investor’s Investor Note, an equal amount of the Restricted Principal becomes unrestricted principal under such Investor’s Series B Note. The amount raised by the Company upon closing of the PIPE transaction was $10,000,000 from Series A Notes.

●	The expiration date of Notes and warrant shall be October 2, 2020 and May 2, 2023 respectively. The aggregate redemption amount of the Notes shall be redeemed in installments on or before the expiration date.

●	The interest rate on the Convertible Notes is eight percent (8%) per annum. In the event of default, the Interest Rate shall be increased to eighteen percent (18%) per annum.

●	The initial fixed conversion price will be $8.38 per share, subject to reduction and adjustment for stock splits, stock dividends, and similar events.

●	During an Event of Default Redemption Right Period the Investor may convert all, or any part of, the Conversion Amount into Ordinary Shares at the Alternate Conversion Price.

●	The Alternate Conversion Price is the lowest of (i) the applicable Conversion Price as in effect on the applicable Conversion Date of the applicable Alternate Conversion, (ii) 80% of the volume-weighted average price (“VWAP”) of the Ordinary Shares as of the Trading Day immediately preceding the delivery or deemed delivery of the applicable Conversion Notice, (iii) 80% of the VWAP of the Ordinary Shares as of the Trading Day of the delivery or deemed delivery of the applicable Conversion Notice and (iv) 80% of the price computed as the quotient of (I) the sum of the VWAP of the Ordinary Shares for each of the three (3) Trading Days with the lowest VWAP of the Ordinary Shares during the fifteen (15) consecutive Trading Day period ending and including the Trading Day immediately preceding the delivery or deemed delivery of the applicable Conversion Notice, divided by (II) three (3) (such period, the “Alternate Conversion Measuring Period”).

●	The aggregate number of Series A and Series B warrant shares to be converted on expiration is 596,658 and 298,330 shares respectively.

In accounting for the issuance of the Convertible Notes, the Company separated the Convertible Notes into liability and equity components. The carrying amount of the equity component and warrants value representing the conversion option was $2,549,392 (equity component $436,626, warrants value $2,112,766). Equity component was determined by deducting the fair value of the liability component from the par value of the original Convertible Notes. Warrants value was determined with the Black Scholes model. Equity component is not remeasured as long as it continues to meet the conditions for equity classification. The excess of the principal amount of the liability component over its carrying amount (“debt discount”) is amortized to interest expense over the term of the Convertible Notes.

Debt issuance costs related to the original Convertible Notes comprised of commissions paid to third party placement agent, lawyers, and warrants value of $3,753,816. The Company allocated the total amount incurred to the liability and equity components of the original Convertible Notes based on their relative values. Issuance costs attributable to the liability component were $3,491,413 and will be amortized to interest expense using the effective interest method over the contractual term. Issuance costs attributable to the equity component were $262,403 and netted with the equity component in stockholders’ equity of $699,029 and warrant value of $2,112,766.

Entry into Forbearance Agreements in Connection with the Event of Default Redemption Notices

On July 23 and 29, 2019, the company received from the investors an Event of Default Redemption Notice claimed that the company failed to timely make the instalment payment and elected to effect the redemption of $14,318,462.62 comprising in aggregate the entire principal amount, accrued and unpaid Interest. In addition, demand for the company to purchase the Series A Warrant issued for the Event of Default Black Scholes Value of not less than $1,208,384.07 was made.

On December 13, 2019, after negotiation with the Investors, the company entered into certain Forbearance and Amendment Agreements with each Investor and agreed to redeem the Series A Notes for an aggregate redemption price of $10,939,410 in installments as set forth in the Forbearance Agreement. Concurrently with the execution of the Forbearance Agreement, the Investors and the Company have entered into the Lock-Up Agreements, Leak-Out Agreements and Mutual Releases.

Material Terms of the Agreements

Upon the execution of the Forbearance Agreements, the Investor shall Net all Restricted Principal outstanding under the Series B Note against the amounts outstanding under the Investor Note, after which the Investor Note, the Series B Note and the Series B Warrant shall no longer remain outstanding.

The Investors agreed, among other things, to the following:

●	to forbear from (i) taking any action to enforce their Redemption Notice with respect to certain existing defaults, and (ii) issuing any new demand for redemption of the Series A Note on the basis of certain additional defaults that the aggregate daily dollar trading volume of the Company’s ordinary shares does not exceed $1,500,000, and that the volume weighted average price of the Company’s ordinary shares on any two trading days during the thirty trading day period immediately preceding such date of determination fails to exceed $2.14;

●	not to exercise the Series A Warrant during the Forbearance Period;

●	to return the original share certificate representing the Pre-Delivered Shares to the Company for cancellation upon the Company’s payment of the full Forbearance Redemption Amounts;

●	to execute and deliver to the Company certain lock-up agreements with respect to the Pre-Delivered Shares, certain mutual release and to execute and deliver to the Company the Leak-Out Agreement;

●	not to make any hedge, swap or other agreement that transfers, in whole or in part, any of the economic consequences of ownership of the Pre-Delivered Shares;

●	to not sell, dispose or otherwise transfer, directly or any Ordinary Shares issued if such sale exceed 20% of the daily composite trading volume of the Ordinary Shares.

In consideration for the above, the Company agreed to the followings:

●	the Company shall (I) pay to each Investor $500,000 on or prior to December 16, 2019, and (II) commencing on January 24th 2020, redeem the Series A Notes for an aggregate redemption price of $10,939,410;

●	if the Company fails to pay any New Installment Amount within 5 days of the applicable New Installment Date, the Investor may convert the applicable New Installment Amount as an Alternate Conversion and the Leak-Out Agreement being disregarded for such conversions;

●	the Company agreed to adjust the exercise price of the Series A Warrant from $8.38 to $2.50;

●	the Company shall cause all restrictive legends on the Pre-Delivered Shares to be removed and delivery of un-legended Pre-Delivery Shares into the Investor’s custodian’s account pursuant to the DWAC instructions set forth therein.

In connection with this forbearance, the Company accounted for as a debt extinguishment as the terms of the Convertible Notes are significantly modified. The Company modified the principle of the Convertible Notes to $10,939,410 and record an extinguishment loss of $5,625,916, within the amount we paid to forbear the debt of $11,939,410 (modified principle of the Convertible Notes of $10,939,410, initial forbearance fee of $1,000,000), in excess of its net carrying value of $6,055,648 (principal outstanding $7,886,294, unamortized issuance cost $1,830,645), at the time of the debt extinguishment.

In accounting for the modified Convertible Notes, the Company separated the Convertible Notes into liability and equity components. The carrying amount of the equity component representing the conversion option was $247,476. Equity component was determined by deducting the fair value of the liability component from the par value of the Convertible Notes. Equity component is not remeasured as long as it continues to meet the conditions for equity classification. The excess of the principal amount of the liability component over its carrying amount (“debt discount”) is amortized to interest expense over the term of the new Convertible Notes.

Forbearance costs related to the Convertible Notes comprised of commissions paid to third party placement agent and lawyers. The Company allocated the total amount incurred to the liability and equity components of the forbearance based on their relative values. Costs attributable to the liability component were $429,604 and will be amortized to interest expense using the effective interest method over the contractual term. Costs attributable to the equity component were $10,370 and netted with the equity component in stockholders’ equity of $257,846.

For the six months ended September 30, 2020, 27,389,877 ordinary shares were issued with a fair value of $7,099,817 for convertible notes principal and interest partial settlement. For the year ended March 31, 2020, 11,961,006 ordinary shares were issued with a fair value of $5,455,350 for convertible notes principal and interest partial settlement.

Net carrying amount of the liability component Convertible Notes dated as of September 30, 2020 was as follows:

	Principal outstanding	Unamortized issuance cost	Net carrying value

Convertible Notes - short-term	$-	-	$-

Net carrying amount of the liability component Convertible Notes dated as of March 31, 2020 was as follows:

	Principal outstanding	Unamortized issuance cost	Net carrying value

Convertible Notes - short-term	$6,828,050	(184,587)	$6,643,463

According to the Forbearance Agreements, the Company issued and delivered 4,000,000 un-legended Pre-Delivery Shares into the investor’s custodian’s account as collateral in December 2019. The Company has made full payment of the forbearance redemption amounts in accordance with the Forbearance Agreements to the investors. Upon full payment, each investor returned 2,000,000 Ordinary Shares to the Company, which served as security for the Company’s obligations owed to the investors. On November 2, 2020, as all the convertible notes balances and interest in arena were fully converted to shares, the Company has cancelled the 4,000,000 Ordinary Shares.

Net carrying amount of the equity component of the Convertible Notes as of September 30, 2020 was as follows:

	Amount allocated to conversion option	Issuance cost	Equity component, net

Convertible Notes – equity portion	$-	-	$-

Net carrying amount of the equity component of the Convertible Notes as of March 31, 2020 was as follows:

	Amount allocated to conversion option	Issuance cost	Equity component, net

Convertible Notes – equity portion	$956,875	(272,773)	$684,102

Amortization of issuance cost, debt discount and interest cost for the six months ended September 30, 2020 were as follows:

	Issuance costs and debt discount	Convertible note interest	Total

Convertible Notes	$184,587	$298,145	$482,732

The effective interest rate to derive the liability component fair value is 26.73% for the Convertible Notes.